Discontinued Operations (Details) - Schedule of Assets and Liabilities of the Discontinued Group - USD ($)	Jun. 30, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discontinued Operations (Details) - Schedule of Assets and Liabilities of the Discontinued Group [Line Items]
Cash and restricted cash			$ 305,500
Accounts receivable, net			112,444
Prepaid expenses & other current assets			578,393
Fixed assets			63,764
Capitalized software, net			828,555
Intangible assets, net			3,241,372
Total assets held for sale		$ 2,700,000	5,130,028
Accounts payable, accrued expenses and other current liabilities			1,034,426
Deferred revenue			994,713
Deferred revenue, noncurrent			217,083
Total liabilities held for sale			2,246,222
Discontinued Operations [Member] | 365 Cannabis [Member]
Discontinued Operations (Details) - Schedule of Assets and Liabilities of the Discontinued Group [Line Items]
Cash and restricted cash			305,500	$ 1,354,899
Accounts receivable, net			112,444	530,086
Prepaid expenses & other current assets			578,393	258,042
Fixed assets			63,764	87,123
Capitalized software, net			828,555	371,023
Intangible assets, net			3,241,372	15,056,111
Total assets held for sale			5,130,028	31,765,368
Accounts payable, accrued expenses and other current liabilities			1,034,426	677,747
Deferred revenue			994,713	2,672,019
Deferred revenue, noncurrent			217,083	336,773
Total liabilities held for sale			$ 2,246,222	$ 3,686,539